Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, net
Summary of accounts receivable, net

	As of December 31,
	2022	2023
	US$	US$
Accounts receivable, gross	13,955	12,581
Less: allowance for doubtful accounts / allowance for credit losses	(1,783)	(3,367)
Total accounts receivable, net	12,172	9,214